UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: July 31, 2018

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (50.5%)
	Consumer Discretionary (8.4%)
472,000	American Greetings Corp.*
	7.875%, 02/15/25	$419,049
1,023,000	AV Homes, Inc.
	6.625%, 05/15/22	1,055,051
1,426,000	Beverages & More, Inc.*
	11.500%, 06/15/22	1,141,377
1,352,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	1,362,471
1,327,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	1,279,374
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
2,704,000	5.125%, 05/01/27*^	2,585,524
1,037,000	5.750%, 09/01/23	1,055,479
570,000	5.000%, 02/01/28*^	536,074
	Century Communities, Inc.
2,164,000	6.875%, 05/15/22	2,214,659
787,000	5.875%, 07/15/25	744,333
3,835,000	Dana Financing Luxembourg
	Sarl*^
	6.500%, 06/01/26	3,891,854
	DISH DBS Corp.^
1,799,000	5.875%, 11/15/24	1,503,685
1,278,000	7.750%, 07/01/26	1,118,544
2,389,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	2,423,019
1,249,000	ESH Hospitality, Inc.*
	5.250%, 05/01/25	1,212,966
659,000	GameStop Corp.*^
	6.750%, 03/15/21	672,328
	GLP Capital, LP / GLP Financing
	II, Inc.^
1,327,000	5.250%, 06/01/25	1,354,807
506,000	5.750%, 06/01/28	515,728
1,062,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	1,117,028
1,278,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	1,253,373
5,408,000	Hasbro, Inc.~
	6.600%, 07/15/28	6,192,917
3,979,000	L Brands, Inc.
	6.875%, 11/01/35	3,432,882
2,984,000	Lennar Corp.µ
	6.625%, 05/01/20	3,124,427
1,391,000	M/I Homes, Inc.
	5.625%, 08/01/25	1,313,292
2,684,000	Mattel, Inc.*^
	6.750%, 12/31/25	2,609,814
1,234,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	1,228,496
2,148,000	Meritage Homes Corp.
	7.000%, 04/01/22	2,320,033
2,753,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	2,706,777
	PetSmart, Inc.*^
1,740,000	5.875%, 06/01/25	1,380,699
295,000	8.875%, 06/01/25	203,109
	Rite Aid Corp.
2,384,000	7.700%, 02/15/27	2,090,387
787,000	6.125%, 04/01/23*^	793,977
PRINCIPAL AMOUNT		VALUE
2,612,000	Royal Caribbean Cruises, Ltd.^µ
	7.500%, 10/15/27	$3,130,456
2,350,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	2,134,329
1,519,000	Sally Holdings, LLC / Sally
	Capital, Inc.^µ
	5.625%, 12/01/25	1,421,488
4,179,000	Service Corp. International
	7.500%, 04/01/27	4,672,289
1,278,000	Sotheby’s*
	4.875%, 12/15/25	1,226,765
3,168,000	Taylor Morrison Communities,
	Inc.*^
	5.250%, 04/15/21	3,177,425
1,028,000	VOC Escrow, Ltd.*µ
	5.000%, 02/15/28	990,185
		71,606,470

	Consumer Staples (2.5%)
516,000	Albertsons Companies, Inc.*^‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	522,757
1,308,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson’s,
	Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	1,178,416
2,089,000	Fresh Market, Inc.*
	9.750%, 05/01/23	1,484,088
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
8,825,000	7.250%, 06/01/21^	8,922,913
1,799,000	6.750%, 02/15/28	1,713,853
	New Albertson’s, Inc.
1,549,000	7.450%, 08/01/29^	1,290,991
615,000	8.000%, 05/01/31^	525,413
329,000	7.750%, 06/15/26	287,176
	Pilgrim’s Pride Corp.*^
2,040,000	5.875%, 09/30/27	1,918,049
511,000	5.750%, 03/15/25	490,570
	Post Holdings, Inc.*^
1,327,000	5.750%, 03/01/27	1,295,736
256,000	5.625%, 01/15/28	244,547
	Simmons Foods, Inc.*
796,000	7.750%, 01/15/24	824,115
605,000	5.750%, 11/01/24	501,279
		21,199,903

	Energy (8.2%)
403,000	Berry Petroleum Company, LLC*^
	7.000%, 02/15/26	420,037
2,232,000	Blue Racer Midstream, LLC / Blue
	Racer Finance Corp.*
	6.125%, 11/15/22	2,267,533
793,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	801,632
1,327,000	Buckeye Partners, LP^‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	1,223,361
2,655,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	2,566,734
1,922,000	California Resources Corp.*^
	8.000%, 12/15/22	1,729,848
2,015,000	Carrizo Oil & Gas, Inc.^
	6.250%, 04/15/23	2,056,247

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,342,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	$1,349,173
1,327,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	1,361,582
265,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	293,735
2,753,000	DCP Midstream Operating, LP*^‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	2,529,800
516,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	512,659
	Denbury Resources, Inc.^
1,106,000	5.500%, 05/01/22	1,004,834
752,000	9.250%, 03/31/22*	798,304
570,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	592,558
	Energy Transfer Equity, LP^
2,065,000	5.875%, 01/15/24µ	2,157,605
285,000	5.500%, 06/01/27	292,493
2,753,000	Energy Transfer Partners, LP^µ‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	2,386,686
	Enterprise Products Operating,
	LLC‡
2,016,000	4.875%, 08/16/77^
	3 mo. USD LIBOR + 2.99%	1,928,979
516,000	5.375%, 02/15/78µ
	3 mo. USD LIBOR + 2.57%	484,622
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*
1,057,000	7.750%, 05/15/26	1,080,909
934,000	9.375%, 05/01/24^	770,611
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
1,318,000	6.500%, 10/01/25^	1,278,862
1,278,000	6.250%, 05/15/26	1,206,911
	Gulfport Energy Corp.^
1,278,000	6.375%, 05/15/25	1,247,993
713,000	6.000%, 10/15/24	694,847
1,037,000	Halcon Resources Corp.^
	6.750%, 02/15/25	966,800
1,509,000	HighPoint Operating Corp.
	7.000%, 10/15/22	1,517,601
1,721,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	1,852,235
1,352,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	1,361,924
1,023,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*
	10.625%, 05/01/24	1,062,662
487,000	Moss Creek Resources Holdings,
	Inc.*
	7.500%, 01/15/26	478,516
133,000	Nabors Industries, Inc.*^
	5.750%, 02/01/25	125,970
929,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	933,928
1,327,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*
	7.750%, 12/15/25	1,344,251
1,278,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	1,266,083
PRINCIPAL AMOUNT		VALUE
1,122,000	Petroleum Geo-Services, ASA*^
	7.375%, 12/15/20	$1,133,994
1,308,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	1,281,788
511,000	QEP Resources, Inc.^
	5.625%, 03/01/26	492,934
6,391,000	SEACOR Holdings, Inc.
	7.375%, 10/01/19	6,616,027
1,957,000	SESI, LLC^
	7.750%, 09/15/24	2,024,575
511,000	SM Energy Company^
	6.750%, 09/15/26	522,375
1,101,000	Southwestern Energy Company^
	7.500%, 04/01/26	1,144,110
841,000	Sunoco, LP / Sunoco Finance
	Corp.*
	5.500%, 02/15/26	804,749
256,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.*^
	5.875%, 04/15/26	261,928
265,000	TransMontaigne Partners, LP /
	TLP Finance Corp.
	6.125%, 02/15/26	262,761
265,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	269,973
1,234,000	Transocean, Inc.*^
	7.500%, 01/15/26	1,265,097
1,278,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*^
	8.750%, 04/15/23	1,184,732
	W&T Offshore, Inc.*
1,719,598	8.500%, 06/15/21
	10.000% PIK rate	1,655,577
1,222,922	9.000%, 05/15/20
	10.750% PIK rate	1,246,537
2,748,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	2,737,887
1,278,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	1,324,053
	WildHorse Resource
	Development Corp.
1,617,000	6.875%, 02/01/25	1,639,387
516,000	6.875%, 02/01/25*	523,632
		70,340,641

	Financials (7.4%)
2,571,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	2,334,674
3,775,000	Ally Financial, Inc.~
	8.000%, 11/01/31	4,568,788
1,298,000	Amwins Group, Inc.*
	7.750%, 07/01/26	1,359,830
2,335,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	2,391,122
2,345,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	2,272,117
1,327,000	Bank of America Corp.‡
	5.875%, 03/15/28
	3 mo. USD LIBOR + 2.93%	1,315,707
1,327,000	Bank of Nova Scotiaµ‡
	4.650%, 10/12/22
	3 mo. USD LIBOR + 2.65%	1,212,387

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,269,000	Brookfield Residential Properties,
	Inc.*
	6.375%, 05/15/25	$2,269,182
2,542,000	Charles Schwab Corp.µ‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	2,464,901
1,180,000	CyrusOne, LP / CyrusOne
	Finance Corp.^µ
	5.375%, 03/15/27	1,174,761
2,311,000	Dell International, LLC / EMC
	Corp.*µ
	6.020%, 06/15/26	2,445,558
1,293,000	Discover Financial Services^‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.08%	1,268,931
2,262,000	Equinix, Inc.^
	5.375%, 04/01/23	2,324,884
511,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	496,002
1,278,000	HUB International, Ltd.*
	7.000%, 05/01/26	1,284,045
2,055,000	ILFC E-Capital Trust II*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	1,888,709
2,842,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,632,630
	Jefferies Finance, LLC*^
3,392,000	7.375%, 04/01/20	3,461,349
2,753,000	7.250%, 08/15/24	2,702,661
1,229,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.*^µ
	5.250%, 10/01/25	1,153,343
1,106,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	1,079,738
1,377,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	1,340,702
	MetLife, Inc.^
2,212,000	6.400%, 12/15/36	2,355,260
133,000	5.875%, 03/15/28‡
	3 mo. USD LIBOR + 2.96%	136,500
2,547,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.
	6.500%, 07/01/21	2,554,539
	Navient Corp.
1,672,000	6.750%, 06/25/25^	1,663,715
678,000	6.500%, 06/15/22	692,428
1,141,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	1,152,102
1,893,000	Oil Insurance, Ltd.*‡
	5.319%, 08/31/18
	3 mo. USD LIBOR + 2.98%	1,797,792
2,537,000	Quicken Loans, Inc.*^
	5.750%, 05/01/25	2,530,099
1,352,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	1,341,711
	Springleaf Finance Corp.
1,734,000	6.875%, 03/15/25^	1,761,007
1,103,000	8.250%, 10/01/23	1,222,869
718,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	709,743
PRINCIPAL AMOUNT		VALUE
2,611,000	Tronox Finance, PLC*
	5.750%, 10/01/25	$2,520,908
		63,880,694

	Health Care (5.9%)
2,443,000	Acadia Healthcare Company,
	Inc.^
	5.625%, 02/15/23	2,463,668
	Bausch Health Cos., Inc.*
2,606,000	9.000%, 12/15/25^	2,765,526
2,606,000	8.500%, 01/31/27	2,682,721
1,278,000	9.250%, 04/01/26^	1,360,878
1,278,000	7.500%, 07/15/21	1,304,659
	Community Health Systems, Inc.
4,249,000	8.125%, 06/30/24*^	3,500,390
364,000	6.875%, 02/01/22	178,855
3,854,000	DaVita, Inc.^
	5.125%, 07/15/24	3,752,428
3,481,000	Endo DAC / Endo Finance, LLC /
	Endo Finco, Inc.*^
	6.000%, 07/15/23	2,964,924
794,000	Endo Finance, LLC / Endo Finco,
	Inc.*
	7.250%, 01/15/22	750,354
	HCA, Inc.
4,302,000	5.875%, 05/01/23	4,507,894
3,210,000	5.375%, 02/01/25^	3,255,743
1,283,000	7.500%, 11/06/33	1,374,125
1,224,000	Horizon Pharma, Inc. / Horizon
	Pharma USA, Inc.*^
	8.750%, 11/01/24	1,306,608
1,308,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	1,277,766
1,755,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	1,514,688
541,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	473,821
	Tenet Healthcare Corp.^
3,736,000	6.750%, 06/15/23	3,797,457
2,581,000	5.125%, 05/01/25	2,508,396
2,409,000	Teva Pharmaceutical Finance
	Company, BV^µ
	2.950%, 12/18/22	2,221,869
4,017,000	Teva Pharmaceutical Finance IV,
	BV^µ
	3.650%, 11/10/21	3,878,855
531,000	Teva Pharmaceutical Finance IV,
	LLC^
	2.250%, 03/18/20	517,019
1,313,000	Teva Pharmaceutical Finance
	Netherlands III, BVµ
	6.000%, 04/15/24	1,362,842
1,067,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	1,044,950
		50,766,436

	Industrials (5.2%)
1,573,000	ACCO Brands Corp.*
	5.250%, 12/15/24	1,561,682
	Allison Transmission, Inc.*
910,000	4.750%, 10/01/27	848,411
570,000	5.000%, 10/01/24^µ	560,769
796,000	Apergy Corp.*
	6.375%, 05/01/26	813,130

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,377,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	$1,380,601
1,303,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	1,217,425
1,278,000	Bombardier, Inc.*^
	7.500%, 12/01/24	1,360,929
	Covanta Holding Corp.
1,499,000	5.875%, 03/01/24	1,502,523
305,000	5.875%, 07/01/25^	299,447
1,303,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	1,235,453
787,000	Energizer Gamma Acquisition,
	Inc.*^
	6.375%, 07/15/26	809,717
1,327,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	1,254,387
261,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	256,110
2,645,000	Garda World Security Corp.*
	7.250%, 11/15/21	2,636,510
2,439,000	Golden Nugget, Inc.*^
	6.750%, 10/15/24	2,436,159
1,794,000	Gray Television, Inc.*^
	5.875%, 07/15/26	1,756,425
1,298,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	1,341,016
1,971,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	1,956,316
	Hertz Corp.
1,303,000	7.375%, 01/15/21^	1,291,104
285,000	7.625%, 06/01/22*	279,669
	Icahn Enterprises, LPµ
1,415,000	6.750%, 02/01/24^	1,446,618
1,278,000	6.375%, 12/15/25	1,287,981
393,000	James Hardie International
	Finance, Ltd.*^
	4.750%, 01/15/25	385,661
1,297,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	1,235,535
688,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	701,763
2,019,000	Meritor, Inc.^
	6.250%, 02/15/24	2,027,742
1,347,000	Multi-Color Corp.*^
	4.875%, 11/01/25	1,253,983
1,799,000	Navistar International Corp.*^
	6.625%, 11/01/25	1,881,880
	Park Aerospace Holdings, Ltd.*^
1,146,000	5.500%, 02/15/24	1,134,901
801,000	4.500%, 03/15/23µ	769,124
2,262,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	2,299,481
1,259,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	1,213,342
836,000	Tennant Company
	5.625%, 05/01/25	836,606
265,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLC*
	7.750%, 04/15/26	237,989
590,000	TransDigm UK Holdings, PLC*^
	6.875%, 05/15/26	606,555
2,040,000	United Rentals North America,
	Inc.^
	4.875%, 01/15/28	1,907,696
PRINCIPAL AMOUNT		VALUE
644,000	Waste Pro USA, Inc.*^
	5.500%, 02/15/26	$615,831
		44,640,471

	Information Technology (2.1%)
1,967,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	2,009,300
	Cardtronics, Inc.
1,047,000	5.500%, 05/01/25*	937,981
1,029,000	5.125%, 08/01/22	985,813
1,823,000	CBS Radio, Inc.*^
	7.250%, 11/01/24	1,721,404
1,180,000	CDK Global, Inc.^µ
	4.875%, 06/01/27	1,158,583
3,329,000	Clear Channel Worldwide
	Holdings, Inc.^
	7.625%, 03/15/20	3,339,882
1,205,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	1,236,999
1,278,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	1,223,902
	Nuance Communications, Inc.^µ
1,524,000	6.000%, 07/01/24	1,555,920
1,475,000	5.625%, 12/15/26	1,468,164
1,303,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	1,293,645
1,141,000	VFH Parent, LLC*^
	6.750%, 06/15/22	1,176,017
		18,107,610

	Materials (3.5%)
2,314,000	AK Steel Corp.^
	6.375%, 10/15/25	2,138,946
	Alcoa Nederland Holding, BV*
2,045,000	7.000%, 09/30/26µ	2,213,713
197,000	6.125%, 05/15/28^	204,157
4,164,000	ArcelorMittal, SA^
	7.000%, 10/15/39	4,730,887
1,524,000	Arconic, Inc.^µ
	5.125%, 10/01/24	1,522,514
2,399,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*^
	6.000%, 02/15/25	2,345,082
521,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	522,243
460,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	467,721
256,000	Commercial Metals Company*^
	5.750%, 04/15/26	249,116
	First Quantum Minerals, Ltd.*
804,000	7.000%, 02/15/21^	813,182
590,000	7.250%, 04/01/23	590,133
1,967,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	1,949,926
787,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	785,391
816,000	Kinross Gold Corp.
	4.500%, 07/15/27	754,649
1,195,000	New Gold, Inc.*^
	6.375%, 05/15/25	1,097,829
3,397,000	PBF Holding Company, LLC /
	PBF Finance Corp.^
	7.250%, 06/15/25	3,571,028

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,606,000	PH Glatfelter Companyµ
	5.375%, 10/15/20	$2,624,750
	United States Steel Corp.^
2,537,000	6.875%, 08/15/25	2,598,598
541,000	6.250%, 03/15/26	542,074
		29,721,939

	Real Estate (0.6%)
1,148,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	1,212,667
2,443,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	2,368,354
1,278,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	1,263,565
		4,844,586

	Telecommunication Services (5.7%)
1,082,000	Altice Financing, SA*^
	7.500%, 05/15/26	1,057,428
2,738,000	Altice France, SA*
	7.375%, 05/01/26	2,710,278
	Altice Luxembourg, SA*^
590,000	7.625%, 02/15/25	550,081
511,000	7.750%, 05/15/22	510,469
1,806,000	Altice US Finance I Corp.*µ
	5.500%, 05/15/26	1,775,280
710,000	Block Communications, Inc.*
	6.875%, 02/15/25	710,742
1,288,000	CB Escrow Corp.*
	8.000%, 10/15/25	1,180,259
393,000	Cequel Communications Holdings
	I, LLC / Cequel Capital Corp.*^
	7.500%, 04/01/28	406,128
580,000	Cincinnati Bell, Inc.*^
	7.000%, 07/15/24	517,595
1,278,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	1,196,042
3,722,000	CSC Holdings, LLC*^µ
	5.500%, 04/15/27	3,584,677
5,717,000	Embarq Corp.
	7.995%, 06/01/36	5,392,332
	Frontier Communications Corp.^
3,343,000	11.000%, 09/15/25	2,719,831
2,521,000	7.625%, 04/15/24	1,714,028
526,000	8.500%, 04/01/26*	505,625
	Hughes Satellite Systems Corp.
1,278,000	6.625%, 08/01/26^	1,222,087
285,000	5.250%, 08/01/26µ	273,133
	Inmarsat Finance, PLC*^
983,000	4.875%, 05/15/22µ	975,377
506,000	6.500%, 10/01/24	509,754
	Intelsat Jackson Holdings, SA
1,839,000	9.750%, 07/15/25*	1,966,507
1,219,000	7.500%, 04/01/21^	1,226,363
1,042,000	8.000%, 02/15/24*^	1,098,664
1,327,000	Qwest Corp.
	6.875%, 09/15/33	1,258,149
541,000	SBA Communications Corp.^
	4.000%, 10/01/22	524,973
	Sprint Corp.
7,060,000	7.875%, 09/15/23^	7,537,468
1,662,000	7.125%, 06/15/24	1,709,217
PRINCIPAL AMOUNT		VALUE
1,357,000	T-Mobile USA, Inc.
	4.750%, 02/01/28	$1,259,520
256,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	253,981
1,878,000	United States Cellular Corp.^
	6.700%, 12/15/33	1,937,410
492,000	Wind Tre, S.p.A.*^
	5.000%, 01/20/26	444,035
	Windstream Services, LLC /
	Windstream Finance Corp.
1,278,000	8.625%, 10/31/25*	1,202,719
420,000	7.750%, 10/01/21	323,398
352,000	10.500%, 06/30/24*	353,417
		48,606,967

	Utilities (1.0%)
344,000	NGPL PipeCo, LLC*
	4.875%, 08/15/27	344,432
	NRG Energy, Inc.^
2,232,000	6.625%, 01/15/27	2,312,318
787,000	5.750%, 01/15/28*	781,542
2,517,000	PPL Capital Funding, Inc.^µ‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	2,490,169
777,000	Talen Energy Supply, LLC*
	10.500%, 01/15/26	673,978
1,278,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	1,205,454
1,111,000	Vistra Energy Corp.*^
	8.125%, 01/30/26	1,223,533
		9,031,426
	TOTAL CORPORATE BONDS
	(Cost $439,666,829)	432,747,143

CONVERTIBLE BONDS (68.9%)
	Consumer Discretionary (10.1%)
8,750,000	Booking Holdings, Inc.
	0.350%, 06/15/20	13,535,637
3,500,000	Ctrip.com International, Ltd.
	1.000%, 07/01/20	3,479,753
	DISH Network Corp.^
10,250,000	2.375%, 03/15/24	8,891,567
4,250,000	3.375%, 08/15/26	3,874,173
	Liberty Interactive, LLC
2,426,377	4.000%, 11/15/29	1,664,543
1,850,000	3.750%, 02/15/30	1,258,851
	Liberty Media Corp.
9,499,000	1.375%, 10/15/23	12,091,562
5,900,000	2.250%, 09/30/46	3,198,951
3,000,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	3,392,025
3,750,000	Marriott Vacations Worldwide
	Corp.*
	1.500%, 09/15/22	3,896,906
4,250,000	RH*
	0.000%, 06/15/23	3,946,507
26,825,000	Tesla, Inc.
	1.250%, 03/01/21	27,448,145
		86,678,620

	Energy (3.5%)
2,800,000	Helix Energy Solutions Group, Inc.
	4.125%, 09/15/23	3,662,890

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,750,000	Nabors Industries, Inc.^
	0.750%, 01/15/24	$4,498,570
5,741,000	Oil States International, Inc.*^
	1.500%, 02/15/23	6,237,740
5,150,000	PDC Energy, Inc.^
	1.125%, 09/15/21	5,396,247
6,062,000	SM Energy Company
	1.500%, 07/01/21	6,394,713
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/20	237,052
1,027,000	2.000%, 10/01/18	23,010
3,400,000	TOTAL, SA
	0.500%, 12/02/22	3,887,067
		30,337,289

	Financials (2.9%)
5,750,000	Ares Capital Corp.^
	3.750%, 02/01/22	5,784,385
3,825,000	Hope Bancorp, Inc.*
	2.000%, 05/15/38	3,648,457
3,688,000	IAC FinanceCo, Inc.*
	0.875%, 10/01/22	4,160,654
7,695,000	JPMorgan Chase Financial
	Company, LLC (Voya Financial,
	Inc.)§
	0.250%, 05/01/23	7,551,411
3,425,000	TCP Capital Corp.
	4.625%, 03/01/22	3,451,082
		24,595,989

	Health Care (11.2%)
10,875,000	BioMarin Pharmaceutical, Inc.^
	1.500%, 10/15/20	13,272,394
6,004,000	CAD Canopy Growth Corp.*
	4.250%, 07/15/23	4,523,135
2,950,000	Flexion Therapeutics, Inc.
	3.375%, 05/01/24	3,426,160
7,000,000	Illumina, Inc.^
	0.000%, 06/15/19	9,124,780
	Innoviva, Inc.
4,000,000	2.125%, 01/15/23	3,889,420
596,000	2.500%, 08/15/25*	632,597
2,000,000	Insmed, Inc.
	1.750%, 01/15/25	1,878,010
7,500,000	Insulet Corp.*
	1.375%, 11/15/24	8,261,212
3,200,000	Ionis Pharmaceuticals, Inc.
	1.000%, 11/15/21	3,179,264
2,800,000	Ironwood Pharmaceuticals, Inc.^
	2.250%, 06/15/22	3,768,422
3,500,000	Jazz Investments I, Ltd.
	1.875%, 08/15/21	3,776,675
4,250,000	Ligand Pharmaceuticals, Inc.*
	0.750%, 05/15/23	4,498,328
3,000,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	4,424,880
4,475,000	NuVasive, Inc.
	2.250%, 03/15/21	5,075,500
7,750,000	Pacira Pharmaceuticals, Inc.^
	2.375%, 04/01/22	7,719,000
2,500,000	Sarepta Therapeutics, Inc.*^
	1.500%, 11/15/24	4,396,288
3,536,000	Supernus Pharmaceuticals, Inc.*
	0.625%, 04/01/23	3,994,973
4,250,000	Teladoc, Inc.*
	1.375%, 05/15/25	5,467,986
PRINCIPAL AMOUNT		VALUE
4,250,000	Wright Medical Group, Inc.*
	1.625%, 06/15/23	$4,176,496
		95,485,520

	Industrials (5.2%)
2,258,000	Air Lease Corp.
	3.875%, 12/01/18	3,405,854
4,250,000	Air Transport Services Group,
	Inc.*^
	1.125%, 10/15/24	4,170,419
4,150,000	Atlas Air Worldwide Holdings,
	Inc.^
	2.250%, 06/01/22	4,909,595
5,750,000	Dycom Industries, Inc.
	0.750%, 09/15/21	6,421,370
3,750,000	Echo Global Logistics, Inc.
	2.500%, 05/01/20	4,146,244
8,750,000	Greenbrier Companies, Inc.^
	2.875%, 02/01/24	10,409,744
3,500,000	Meritor, Inc.*^
	3.250%, 10/15/37	3,462,147
2,078,000	Patrick Industries, Inc.*
	1.000%, 02/01/23	2,003,400
5,700,000	Tutor Perini Corp.
	2.875%, 06/15/21	5,691,678
		44,620,451

	Information Technology (32.4%)
2,500,000	Advanced Micro Devices, Inc.
	2.125%, 09/01/26	5,958,037
7,668,000	Akamai Technologies, Inc.*^
	0.125%, 05/01/25	7,715,963
6,500,000	Altaba, Inc.
	0.000%, 12/01/18	8,846,857
4,250,000	Apptio, Inc.*
	0.875%, 04/01/23	4,528,418
4,250,000	Atlassian, Inc.*^
	0.625%, 05/01/23	4,689,960
4,250,000	Avaya Holdings Corp.*
	2.250%, 06/15/23	4,208,520
3,700,000	Citrix Systems, Inc.
	0.500%, 04/15/19	5,618,931
1,125,000	Cypress Semiconductor Corp.*
	2.000%, 02/01/23	1,228,230
	Envestnet, Inc.
4,250,000	1.750%, 06/01/23*	4,573,042
3,500,000	1.750%, 12/15/19	3,798,708
4,230,000	Etsy, Inc.*^
	0.000%, 03/01/23	5,431,828
4,250,000	FireEye, Inc.*
	0.875%, 06/01/24	4,035,800
7,750,000	Guidewire Software, Inc.
	1.250%, 03/15/25	7,716,016
6,800,000	II-VI, Inc.*
	0.250%, 09/01/22	7,182,398
9,100,000	Inphi Corp.
	0.750%, 09/01/21	8,530,340
7,075,000	Intel Corp.~
	3.250%, 08/01/39	16,412,550
4,750,000	Lumentum Holdings, Inc.^
	0.250%, 03/15/24	5,322,565
18,000,000	Microchip Technology, Inc.
	1.625%, 02/15/27	21,583,080
5,750,000	Micron Technology, Inc.
	3.000%, 11/15/43	10,437,975

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,612,000	New Relic, Inc.*
	0.500%, 05/01/23	$6,065,113
1,300,000	Novellus Systems, Inc.~
	2.625%, 05/15/41	7,469,507
7,150,000	NXP Semiconductors, NV^
	1.000%, 12/01/19	7,908,651
	ON Semiconductor Corp.
6,472,000	1.000%, 12/01/20	8,450,620
5,750,000	1.625%, 10/15/23^	7,221,454
6,000,000	OSI Systems, Inc.
	1.250%, 09/01/22	5,856,060
15,500,000	Palo Alto Networks, Inc.*
	0.750%, 07/01/23	15,205,965
4,250,000	Pure Storage, Inc.*
	0.125%, 04/15/23	4,476,546
4,536,000	Q2 Holdings, Inc.*
	0.750%, 02/15/23	5,285,188
3,825,000	Quotient Technology, Inc.*
	1.750%, 12/01/22	4,169,346
2,550,000	RealPage, Inc.
	1.500%, 11/15/22	3,606,376
3,250,000	Silicon Laboratories, Inc.^
	1.375%, 03/01/22	3,816,800
8,450,000	Square, Inc.*^
	0.500%, 05/15/23	9,251,905
3,033,000	Synaptics, Inc.^
	0.500%, 06/15/22	2,994,906
4,250,000	Twitter, Inc.*^
	0.250%, 06/15/24	3,877,658
5,750,000	Veeco Instruments, Inc.
	2.700%, 01/15/23	5,089,929
6,000,000	Viavi Solutions, Inc.
	1.000%, 03/01/24	6,020,160
8,500,000	Wix.com, Ltd.*
	0.000%, 07/01/23	8,132,757
15,000,000	Workday, Inc.*
	0.250%, 10/01/22	15,875,175
7,750,000	Zendesk, Inc.*
	0.250%, 03/15/23	8,456,296
		277,049,630

	Materials (0.6%)
5,100,000	Royal Gold, Inc.^
	2.875%, 06/15/19	5,250,833

	Real Estate (1.8%)
3,777,000	Empire State Realty OP, LP*
	2.625%, 08/15/19	3,796,546
4,000,000	IH Merger Sub, LLC
	3.500%, 01/15/22	4,433,140
4,250,000	Redfin Corp.
	1.750%, 07/15/23	4,357,482
3,000,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	3,021,360
		15,608,528

	Telecommunication Services (0.7%)
5,982,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	6,228,458

	Utilities (0.5%)
4,250,000	NRG Energy, Inc.*
	2.750%, 06/01/48	4,171,311

	TOTAL CONVERTIBLE BONDS
	(Cost $589,654,523)	$590,026,629
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (1.3%)
	United States Treasury Note
7,375,000	1.875%, 05/31/22	7,126,514
3,933,000	2.375%, 03/15/21^	3,896,025
		11,022,539

	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $11,244,690)	11,022,539

BANK LOANS (3.9%) ‡
	Consumer Discretionary (0.5%)
540,000	American Greetings Corp.
	6.589%, 04/06/24
	1 mo. LIBOR + 4.50%	543,375
1,015,264	Cumulus Media, Inc.
	6.580%, 05/15/22
	1 mo. LIBOR + 4.50%	1,004,096
2,730,000	Weight Watchers International,
	Inc.
	7.050%, 11/29/24
	1 mo. LIBOR + 4.75%	2,767,974
		4,315,445

	Energy (0.1%)
1,097,250	McDermott Tech Americas, Inc.
	7.077%, 05/10/25
	1 mo. LIBOR + 5.00%	1,105,688

	Financials (0.4%)
259,350	AssuredPartners, Inc.
	5.327%, 10/22/24
	1 mo. LIBOR + 3.25%	259,966
1,296,750	Genworth Financial, Inc.
	6.578%, 03/07/23
	1 mo. LIBOR + 4.50%	1,325,123
808,182	GLP Financing, LLC
	3.579%, 04/28/21
	1 mo. LIBOR + 1.50%	802,120
1,040,000	HUB International, Ltd.
	5.335%, 04/25/25
	3 mo. LIBOR + 3.00%	1,040,598
		3,427,807

	Health Care (1.4%)
2,624,393	Amneal Pharmaceuticals, LLC
	5.625%, 05/04/25
	1 mo. LIBOR + 3.50%	2,647,370
2,700,000	Bausch Health Cos., Inc.
	5.092%, 06/01/25
	1 mo. LIBOR + 3.00%	2,706,993
1,400,000	Gentiva Health Services, Inc.
	9.337%, 07/02/26
	3 mo. LIBOR + 7.00%	1,429,750
684,163	6.125%, 07/02/25
	3 mo. LIBOR + 3.75%	690,577
1,203,904	Mallinckrodt International Finance,
	SA
	5.203%, 09/24/24
	3 mo. LIBOR + 2.75%	1,187,164

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,350,000	Ortho Clinical Diagnostics, SA
	5.327%, 06/30/25
	1 mo. LIBOR + 3.25%	$1,350,601
2,178,967	Team Health Holdings, Inc.
	4.827%, 02/06/24
	1 mo. LIBOR + 2.75%	2,121,769
		12,134,224

	Industrials (0.3%)
1,246,875	Scientific Games International,
	Inc.
	4.903%, 08/14/24
	1 mo. LIBOR + 2.75%	1,249,213
1,278,575	TransDigm, Inc.
	4.577%, 08/22/24
	1 mo. LIBOR + 2.50%	1,280,685
		2,529,898

	Information Technology (0.3%)
2,600,000	First Data Corp.
	4.069%, 04/26/24
	1 mo. LIBOR + 2.00%	2,602,236

	Real Estate (0.2%)
1,400,000	Istar, Inc.
	4.842%, 06/28/23
	1 mo. LIBOR + 2.75%	1,402,625

	Telecommunication Services (0.7%)
1,350,000	Cincinnati Bell, Inc.
	5.327%, 10/02/24
	1 mo. LIBOR + 3.25%	1,357,911
1,296,750	CSC Holdings, LLC
	4.572%, 01/25/26
	1 mo. LIBOR + 2.50%	1,297,561
1,400,000	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	1,468,684
1,872,036	New Media Holdings II, LLC!
	0.000%, 06/04/20	1,888,426
		6,012,582
	TOTAL BANK LOANS
	(Cost $33,257,906)	33,530,505

SYNTHETIC CONVERTIBLE SECURITIES (1.1%) ¤

Corporate Bonds (0.9%)
	Consumer Discretionary (0.2%)
8,000	American Greetings Corp.*
	7.875%, 02/15/25	7,102
17,000	AV Homes, Inc.
	6.625%, 05/15/22	17,533
24,000	Beverages & More, Inc.*
	11.500%, 06/15/22	19,210
23,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	23,178
23,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	22,174
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
46,000	5.125%, 05/01/27*^	43,984
18,000	5.750%, 09/01/23	18,321
10,000	5.000%, 02/01/28*^	9,405
PRINCIPAL AMOUNT		VALUE
	Century Communities, Inc.
37,000	6.875%, 05/15/22	$37,866
13,000	5.875%, 07/15/25	12,295
65,000	Dana Financing Luxembourg
	Sarl*^
	6.500%, 06/01/26	65,964
	DISH DBS Corp.^
31,000	5.875%, 11/15/24	25,911
22,000	7.750%, 07/01/26	19,255
41,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	41,584
21,000	ESH Hospitality, Inc.*
	5.250%, 05/01/25	20,394
11,000	GameStop Corp.*^
	6.750%, 03/15/21	11,222
	GLP Capital, LP / GLP Financing
	II, Inc.^
23,000	5.250%, 06/01/25	23,482
9,000	5.750%, 06/01/28	9,173
18,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	18,933
22,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	21,576
92,000	Hasbro, Inc.~
	6.600%, 07/15/28	105,353
68,000	L Brands, Inc.
	6.875%, 11/01/35	58,667
51,000	Lennar Corp.µ
	6.625%, 05/01/20	53,400
24,000	M/I Homes, Inc.
	5.625%, 08/01/25	22,659
46,000	Mattel, Inc.*^
	6.750%, 12/31/25	44,729
21,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	20,906
37,000	Meritage Homes Corp.
	7.000%, 04/01/22	39,963
47,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	46,211
	PetSmart, Inc.*^
30,000	5.875%, 06/01/25	23,805
5,000	8.875%, 06/01/25	3,443
	Rite Aid Corp.
41,000	7.700%, 02/15/27	35,950
13,000	6.125%, 04/01/23*^	13,115
44,000	Royal Caribbean Cruises, Ltd.^µ
	7.500%, 10/15/27	52,734
40,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	36,329
26,000	Sally Holdings, LLC / Sally
	Capital, Inc.^µ
	5.625%, 12/01/25	24,331
71,000	Service Corp. International
	7.500%, 04/01/27	79,381
22,000	Sotheby’s*
	4.875%, 12/15/25	21,118
54,000	Taylor Morrison Communities,
	Inc.*^
	5.250%, 04/15/21	54,161
17,000	VOC Escrow, Ltd.*µ
	5.000%, 02/15/28	16,375
		1,221,192

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.1%)
9,000	Albertsons Companies, Inc.*^‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	$9,118
22,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson’s,
	Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	19,820
36,000	Fresh Market, Inc.*
	9.750%, 05/01/23	25,576
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
150,000	7.250%, 06/01/21^	151,664
31,000	6.750%, 02/15/28	29,533
	New Albertson’s, Inc.
26,000	7.450%, 08/01/29^	21,669
10,000	8.000%, 05/01/31^	8,543
6,000	7.750%, 06/15/26	5,237
	Pilgrim’s Pride Corp.*^
35,000	5.875%, 09/30/27	32,908
9,000	5.750%, 03/15/25	8,640
	Post Holdings, Inc.*^
23,000	5.750%, 03/01/27	22,458
4,000	5.625%, 01/15/28	3,821
	Simmons Foods, Inc.*
14,000	7.750%, 01/15/24	14,495
10,000	5.750%, 11/01/24	8,286
		361,768

	Energy (0.1%)
7,000	Berry Petroleum Company, LLC*^
	7.000%, 02/15/26	7,296
38,000	Blue Racer Midstream, LLC / Blue
	Racer Finance Corp.*
	6.125%, 11/15/22	38,605
13,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	13,142
23,000	Buckeye Partners, LP^‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	21,204
45,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	43,504
33,000	California Resources Corp.*^
	8.000%, 12/15/22	29,701
34,000	Carrizo Oil & Gas, Inc.^
	6.250%, 04/15/23	34,696
23,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	23,123
23,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	23,599
5,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	5,542
47,000	DCP Midstream Operating, LP*^‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	43,189
9,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	8,942
	Denbury Resources, Inc.^
19,000	5.500%, 05/01/22	17,262
13,000	9.250%, 03/31/22*	13,800
10,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	10,396
	Energy Transfer Equity, LP^
35,000	5.875%, 01/15/24µ	36,570
5,000	5.500%, 06/01/27	5,131
PRINCIPAL AMOUNT		VALUE
47,000	Energy Transfer Partners, LP^µ‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	$40,746
	Enterprise Products Operating,
	LLC‡
34,000	4.875%, 08/16/77^
	3 mo. USD LIBOR + 2.99%	32,532
9,000	5.375%, 02/15/78µ
	3 mo. USD LIBOR + 2.57%	8,453
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*
18,000	7.750%, 05/15/26	18,407
16,000	9.375%, 05/01/24^	13,201
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
22,000	6.500%, 10/01/25^	21,347
22,000	6.250%, 05/15/26	20,776
	Gulfport Energy Corp.^
22,000	6.375%, 05/15/25	21,483
12,000	6.000%, 10/15/24	11,694
18,000	Halcon Resources Corp.^
	6.750%, 02/15/25	16,781
26,000	HighPoint Operating Corp.
	7.000%, 10/15/22	26,148
29,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	31,211
23,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	23,169
17,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*
	10.625%, 05/01/24	17,659
8,000	Moss Creek Resources Holdings,
	Inc.*
	7.500%, 01/15/26	7,861
2,000	Nabors Industries, Inc.*^
	5.750%, 02/01/25	1,894
16,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	16,085
23,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*
	7.750%, 12/15/25	23,299
22,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	21,795
19,000	Petroleum Geo-Services, ASA*^
	7.375%, 12/15/20	19,203
22,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	21,559
9,000	QEP Resources, Inc.^
	5.625%, 03/01/26	8,682
109,000	SEACOR Holdings, Inc.
	7.375%, 10/01/19	112,838
33,000	SESI, LLC^
	7.750%, 09/15/24	34,140
9,000	SM Energy Company^
	6.750%, 09/15/26	9,200
19,000	Southwestern Energy Company^
	7.500%, 04/01/26	19,744
14,000	Sunoco, LP / Sunoco Finance
	Corp.*
	5.500%, 02/15/26	13,397

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.*^ 5.875%, 04/15/26	$4,093
5,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	4,958
5,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	5,094
21,000	Transocean, Inc.*^ 7.500%, 01/15/26	21,529
22,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	20,394
	W&T Offshore, Inc.*
29,000	8.500%, 06/15/21 10.000% PIK rate	27,920
21,000	9.000%, 05/15/20 10.750% PIK rate	21,406
47,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	46,827
22,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	22,793
	WildHorse Resource Development Corp.
28,000	6.875%, 02/01/25	28,388
9,000	6.875%, 02/01/25*	9,133
		1,201,541

	Financials (0.1%)
44,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	39,955
64,000	Ally Financial, Inc.~ 8.000%, 11/01/31	77,458
22,000	Amwins Group, Inc.* 7.750%, 07/01/26	23,048
40,000	Ardonagh Midco 3, PLC*^ 8.625%, 07/15/23	40,961
40,000	AssuredPartners, Inc.* 7.000%, 08/15/25	38,757
23,000	Bank of America Corp.‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	22,804
23,000	Bank of Nova Scotiaµ‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	21,013
39,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	39,003
43,000	Charles Schwab Corp.µ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	41,696
20,000	CyrusOne, LP / CyrusOne Finance Corp.^µ 5.375%, 03/15/27	19,911
39,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	41,271
22,000	Discover Financial Services^‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	21,590
38,000	Equinix, Inc.^ 5.375%, 04/01/23	39,056
PRINCIPAL AMOUNT		VALUE
9,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	$8,736
22,000	HUB International, Ltd.* 7.000%, 05/01/26	22,104
35,000	ILFC E-Capital Trust II*‡ 4.820%, 12/21/65 3 mo. USD LIBOR + 1.80%	32,168
48,000	Iron Mountain, Inc.* 5.250%, 03/15/28	44,464
	Jefferies Finance, LLC*^
58,000	7.375%, 04/01/20	59,186
47,000	7.250%, 08/15/24	46,141
21,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*^µ 5.250%, 10/01/25	19,707
19,000	Level 3 Financing, Inc. 5.375%, 05/01/25	18,549
23,000	LPL Holdings, Inc.* 5.750%, 09/15/25	22,394
	MetLife, Inc.^
38,000	6.400%, 12/15/36	40,461
2,000	5.875%, 03/15/28‡ 3 mo. USD LIBOR + 2.96%	2,053
43,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	43,127
	Navient Corp.
28,000	6.750%, 06/25/25^	27,861
12,000	6.500%, 06/15/22	12,255
19,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	19,185
32,000	Oil Insurance, Ltd.*‡ 5.319%, 08/31/18 3 mo. USD LIBOR + 2.98%	30,391
43,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	42,883
23,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	22,825
	Springleaf Finance Corp.
29,000	6.875%, 03/15/25^	29,452
19,000	8.250%, 10/01/23	21,065
12,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	11,862
44,000	Tronox Finance, PLC* 5.750%, 10/01/25	42,482
		1,085,874

	Health Care (0.1%)
42,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	42,355
	Bausch Health Cos., Inc.*
44,000	9.000%, 12/15/25^	46,693
44,000	8.500%, 01/31/27	45,295
22,000	9.250%, 04/01/26^	23,427
22,000	7.500%, 07/15/21	22,459
	Community Health Systems, Inc.
72,000	8.125%, 06/30/24*^	59,315
6,000	6.875%, 02/01/22	2,948
66,000	DaVita, Inc.^ 5.125%, 07/15/24	64,261

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
59,000	Endo DAC / Endo Finance, LLC /
	Endo Finco, Inc.*^
	6.000%, 07/15/23	$50,253
14,000	Endo Finance, LLC / Endo Finco,
	Inc.*
	7.250%, 01/15/22	13,230
	HCA, Inc.
73,000	5.875%, 05/01/23	76,494
55,000	5.375%, 02/01/25^	55,784
22,000	7.500%, 11/06/33	23,563
21,000	Horizon Pharma, Inc. / Horizon
	Pharma USA, Inc.*^
	8.750%, 11/01/24	22,417
22,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	21,492
30,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	25,892
9,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	7,882
	Tenet Healthcare Corp.^
64,000	6.750%, 06/15/23	65,053
44,000	5.125%, 05/01/25	42,762
41,000	Teva Pharmaceutical Finance
	Company, BV^µ
	2.950%, 12/18/22	37,815
68,000	Teva Pharmaceutical Finance IV,
	BV^µ
	3.650%, 11/10/21	65,662
9,000	Teva Pharmaceutical Finance IV,
	LLC^
	2.250%, 03/18/20	8,763
22,000	Teva Pharmaceutical Finance
	Netherlands III, BVµ
	6.000%, 04/15/24	22,835
18,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	17,628
		864,278

	Industrials (0.1%)
27,000	ACCO Brands Corp.*
	5.250%, 12/15/24	26,806
	Allison Transmission, Inc.*
15,000	4.750%, 10/01/27	13,985
10,000	5.000%, 10/01/24^µ	9,838
14,000	Apergy Corp.*
	6.375%, 05/01/26	14,301
23,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	23,060
22,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	20,555
22,000	Bombardier, Inc.*^
	7.500%, 12/01/24	23,428
	Covanta Holding Corp.
26,000	5.875%, 03/01/24	26,061
5,000	5.875%, 07/01/25^	4,909
22,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	20,860
13,000	Energizer Gamma Acquisition,
	Inc.*^
	6.375%, 07/15/26	13,375
23,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	21,741
4,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	3,925
PRINCIPAL AMOUNT		VALUE
45,000	Garda World Security Corp.*
	7.250%, 11/15/21	$44,856
41,000	Golden Nugget, Inc.*^
	6.750%, 10/15/24	40,952
31,000	Gray Television, Inc.*^
	5.875%, 07/15/26	30,351
22,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	22,729
34,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	33,747
	Hertz Corp.
22,000	7.375%, 01/15/21^	21,799
5,000	7.625%, 06/01/22*	4,907
	Icahn Enterprises, LPµ
24,000	6.750%, 02/01/24^	24,536
22,000	6.375%, 12/15/25	22,172
7,000	James Hardie International
	Finance, Ltd.*^
	4.750%, 01/15/25	6,869
22,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	20,957
12,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	12,240
34,000	Meritor, Inc.^
	6.250%, 02/15/24	34,147
23,000	Multi-Color Corp.*^
	4.875%, 11/01/25	21,412
31,000	Navistar International Corp.*^
	6.625%, 11/01/25	32,428
	Park Aerospace Holdings, Ltd.*^
19,000	5.500%, 02/15/24	18,816
14,000	4.500%, 03/15/23µ	13,443
38,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	38,630
21,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	20,238
14,000	Tennant Company
	5.625%, 05/01/25	14,010
5,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLC*
	7.750%, 04/15/26	4,490
10,000	TransDigm UK Holdings, PLC*^
	6.875%, 05/15/26	10,281
35,000	United Rentals North America,
	Inc.^
	4.875%, 01/15/28	32,730
11,000	Waste Pro USA, Inc.*^
	5.500%, 02/15/26	10,519
		760,103

	Information Technology (0.0%)
33,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	33,710
	Cardtronics, Inc.
18,000	5.500%, 05/01/25*	16,126
17,000	5.125%, 08/01/22	16,286
31,000	CBS Radio, Inc.*^
	7.250%, 11/01/24	29,272
20,000	CDK Global, Inc.^µ
	4.875%, 06/01/27	19,637
56,000	Clear Channel Worldwide
	Holdings, Inc.^
	7.625%, 03/15/20	56,183
20,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	20,531

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
22,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	$21,069
	Nuance Communications, Inc.^µ
26,000	6.000%, 07/01/24	26,545
25,000	5.625%, 12/15/26	24,884
22,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	21,842
19,000	VFH Parent, LLC*^
	6.750%, 06/15/22	19,583
		305,668

	Materials (0.1%)
39,000	AK Steel Corp.^
	6.375%, 10/15/25	36,050
	Alcoa Nederland Holding, BV*
35,000	7.000%, 09/30/26µ	37,888
3,000	6.125%, 05/15/28^	3,109
71,000	ArcelorMittal, SA^
	7.000%, 10/15/39	80,666
26,000	Arconic, Inc.^µ
	5.125%, 10/01/24	25,975
41,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*^
	6.000%, 02/15/25	40,079
9,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	9,021
8,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	8,134
4,000	Commercial Metals Company*^
	5.750%, 04/15/26	3,892
	First Quantum Minerals, Ltd.*
14,000	7.000%, 02/15/21^	14,160
10,000	7.250%, 04/01/23	10,002
33,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	32,714
13,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	12,973
14,000	Kinross Gold Corp.
	4.500%, 07/15/27	12,947
20,000	New Gold, Inc.*^
	6.375%, 05/15/25	18,374
58,000	PBF Holding Company, LLC /
	PBF Finance Corp.^
	7.250%, 06/15/25	60,971
44,000	PH Glatfelter Companyµ
	5.375%, 10/15/20	44,317
	United States Steel Corp.^
43,000	6.875%, 08/15/25	44,044
9,000	6.250%, 03/15/26	9,018
		504,334

	Real Estate (0.0%)
20,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	21,127
42,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	40,717
22,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	21,751
		83,595
PRINCIPAL AMOUNT		VALUE
	Telecommunication Services (0.1%)
18,000	Altice Financing, SA*^
	7.500%, 05/15/26	$17,591
47,000	Altice France, SA*
	7.375%, 05/01/26	46,524
	Altice Luxembourg, SA*^
10,000	7.625%, 02/15/25	9,323
9,000	7.750%, 05/15/22	8,991
31,000	Altice US Finance I Corp.*µ
	5.500%, 05/15/26	30,473
12,000	Block Communications, Inc.*
	6.875%, 02/15/25	12,013
22,000	CB Escrow Corp.*
	8.000%, 10/15/25	20,160
7,000	Cequel Communications Holdings
	I, LLC / Cequel Capital Corp.*^
	7.500%, 04/01/28	7,234
10,000	Cincinnati Bell, Inc.*^
	7.000%, 07/15/24	8,924
22,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	20,589
63,000	CSC Holdings, LLC*^µ
	5.500%, 04/15/27	60,676
97,000	Embarq Corp.
	7.995%, 06/01/36	91,491
	Frontier Communications Corp.^
57,000	11.000%, 09/15/25	46,375
43,000	7.625%, 04/15/24	29,236
9,000	8.500%, 04/01/26*	8,651
	Hughes Satellite Systems Corp.
22,000	6.625%, 08/01/26^	21,037
5,000	5.250%, 08/01/26µ	4,792
	Inmarsat Finance, PLC*^
17,000	4.875%, 05/15/22µ	16,868
9,000	6.500%, 10/01/24	9,067
	Intelsat Jackson Holdings, SA
31,000	9.750%, 07/15/25*	33,149
21,000	7.500%, 04/01/21^	21,127
18,000	8.000%, 02/15/24*^	18,979
23,000	Qwest Corp.
	6.875%, 09/15/33	21,807
9,000	SBA Communications Corp.^
	4.000%, 10/01/22	8,733
	Sprint Corp.
120,000	7.875%, 09/15/23^	128,116
28,000	7.125%, 06/15/24	28,795
23,000	T-Mobile USA, Inc.
	4.750%, 02/01/28	21,348
4,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	3,968
32,000	United States Cellular Corp.^
	6.700%, 12/15/33	33,012
8,000	Wind Tre, S.p.A.*^
	5.000%, 01/20/26	7,220
	Windstream Services, LLC /
	Windstream Finance Corp.
22,000	8.625%, 10/31/25*	20,704
7,000	7.750%, 10/01/21	5,390
6,000	10.500%, 06/30/24*	6,024
		828,387

	Utilities (0.0%)
6,000	NGPL PipeCo, LLC*
	4.875%, 08/15/27	6,008

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	NRG Energy, Inc.^
38,000	6.625%, 01/15/27	$39,367
13,000	5.750%, 01/15/28*	12,910
43,000	PPL Capital Funding, Inc.^µ‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	42,542
13,000	Talen Energy Supply, LLC*
	10.500%, 01/15/26	11,276
22,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	20,751
19,000	Vistra Energy Corp.*^
	8.125%, 01/30/26	20,924
		153,778

	TOTAL CORPORATE BONDS	7,370,518

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note
125,000	1.875%, 05/31/22	120,788
67,000	2.375%, 03/15/21^	66,370
	TOTAL U.S. GOVERNMENT AND
	AGENCY SECURITIES	187,158

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.2%) #
	Financials (0.1%)
2,500	Bank of America Corp.
250,000	Call, 01/18/19, Strike $30.00	597,500

	Industrials (0.0%)
525	Stanley Black & Decker, Inc.
52,500	Call, 01/18/19, Strike $170.00	89,250

	Information Technology (0.1%)
445	Red Hat, Inc.
44,500	Call, 01/18/19, Strike $155.00	280,350
670	Take-Two Interactive Software,
67,000	Inc.
	Call, 01/18/19, Strike $130.00	365,150
		645,500
	TOTAL PURCHASED OPTIONS	1,332,250

	TOTAL SYNTHETIC
	CONVERTIBLE SECURITIES
	(Cost $10,852,299)	8,889,926

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.4%)
	Consumer Staples (0.8%)
62,000	Bunge, Ltd.
	4.875%, 12/31/49	6,776,414

	Energy (2.2%)
104,300	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)§**
	3.399%, 09/15/29	4,552,330
NUMBER OF SHARES		VALUE
110,575	Hess Corp.
	8.000%, 02/01/19	$8,067,552
	NuStar Energy, LP‡
190,650	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	4,255,308
61,245	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	1,472,330
		18,347,520

	Financials (2.2%)
52,500	AMG Capital Trust II
	5.150%, 10/15/37	3,120,679
5,000	Bank of America Corp.
	7.250%, 12/31/49	6,361,200
29,835	Virtus Investment Partners, Inc.
	7.250%, 02/01/20	3,315,265
4,800	Wells Fargo & Company
	7.500%, 12/31/49	6,091,200
		18,888,344

	Health Care (0.9%)
118,000	Becton Dickinson and Company
	6.125%, 05/01/20	7,489,460

	Industrials (1.8%)
7,750	Fortive Corp.
	5.000%, 07/01/21	8,176,250
115,600	Rexnord Corp.
	5.750%, 11/15/19	7,383,372
		15,559,622

	Real Estate (1.9%)
7,300	Crown Castle International Corp.
	6.875%, 08/01/20	7,789,246
143,750	Welltower, Inc.
	6.500%, 12/31/49	8,537,312
		16,326,558

	Utilities (3.6%)
117,650	DTE Energy Company
	6.500%, 10/01/19	6,184,978
296,800	NextEra Energy, Inc.
	6.123%, 09/01/19	16,991,800
	Sempra Energy
38,265	6.750%, 07/15/21	3,925,198
38,750	6.000%, 01/15/21	3,964,513
		31,066,489

	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $108,402,675)	114,454,407

COMMON STOCKS (6.9%)
	Consumer Discretionary (0.0%)
5,547	Cumulus Media, Inc. - Class A#	92,912
19,055	GameStop Corp. - Class A^	274,583
		367,495

	Energy (1.6%)
2,010	Chevron Corp.	253,803
69,790	Enterprise Products Partners, LP	2,023,910
14,650	GasLog, Ltd.	246,852
22,139	Gulfmark Offshore, Inc.#	834,419
19,390	Gulfmark Offshore, Inc.^#	730,809

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
28,480	Magellan Midstream Partners,
	LP~	$2,043,725
58,235	Ocean Rig UDW, Inc. - Class A#	1,632,909
7,475	Schlumberger, Ltd.	504,712
378,369	Southwestern Energy Company^#	1,944,817
60,355	Spectra Energy Partners, LP~	2,231,324
19,385	Targa Resources Corp.	989,992
9,185	Williams Companies, Inc.	273,254
		13,710,526

	Financials (0.1%)
17,300	American International Group, Inc.	955,133

	Health Care (5.2%)
97,157	Allergan, PLC	17,885,632
31,585	Anthem, Inc.	7,991,005
165,000	Gilead Sciences, Inc.~	12,841,950
55,084	Molina Healthcare, Inc.^#	5,733,693
		44,452,280
	TOTAL COMMON STOCKS
	(Cost $78,885,107)	59,485,434

WARRANT (0.0%) #
	Consumer Discretionary (0.0%)
7,495	Cumulus Media, Inc.
	05/31/38, Strike $0.00
	(Cost $106,804)	114,299

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Consumer Discretionary (0.1%)
56	Booking Holdings, Inc.
5,600	Put, 01/18/19, Strike $2,100.00	903,000

	Information Technology (0.0%)
500	Citrix Systems, Inc.
50,000	Put, 09/21/18, Strike $100.00	43,750

	TOTAL PURCHASED OPTIONS
	(Cost $917,200)	946,750

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENTS (2.5%)
10,849,488	Fidelity Prime Money Market Fund
	- Institutional Class, 2.060%***	10,853,827
10,781,880	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.810%***	10,781,880
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $21,635,707)	21,635,707
TOTAL INVESTMENTS (148.6%)
(Cost $1,294,623,740)	$1,272,853,339

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-12.8%)	(110,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.8%)	(306,403,688)

NET ASSETS (100.0%)	$856,449,651

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #
Consumer Discretionary (0.0%)
56	Booking Holdings, Inc.
5,600	Put, 01/18/19, Strike $1,850.00
	(Premium $246,215)	(322,560)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $45,950,480.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,312,947.

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.

&	Illiquid security.

@	In default status and considered non-income producing.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date. ¤ The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2018.

***	The rate disclosed is the 7 day net yield as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows*:

Cost basis of investments	$1,294,377,525
Gross unrealized appreciation	53,128,725
Gross unrealized depreciation	(74,975,471)
Net unrealized appreciation (depreciation)	$(21,846,746)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$432,747,143	$—	$432,747,143
Convertible Bonds	—	590,026,629	—	590,026,629
U.S. Government and Agency Securities	—	11,022,539	—	11,022,539
Bank Loans	—	33,530,505	—	33,530,505
Synthetic Convertible Securities (Corporate Bonds)	—	7,370,518	—	7,370,518
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	187,158	—	187,158
Synthetic Convertible Securities (Purchased Options)	1,332,250	—	—	1,332,250
Convertible Preferred Stocks	93,820,006	20,634,401	—	114,454,407
Common Stocks U.S.	58,558,103	927,331	—	59,485,434
Warrant	—	114,299	—	114,299
Purchased Options	946,750	—	—	946,750
Short Term Investments	21,635,707	—	—	21,635,707
TOTAL	$176,292,816	$1,096,560,523	$—	$1,272,853,339
Liabilities:
Written Option	$322,560	$—	$—	$322,560
TOTAL	$322,560	$—	$—	$322,560

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 7, 2018